BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Shares		Value
	COMMON STOCK (98.5%) BASIC MATERIALS (7.9%)
96,970	Celanese Corp. (Series A)	$11,394,945
58,910	Linde, Plc. (Ireland)	17,790,820
15,963	Sherwin-Williams Co.	3,862,088
	Total Basic Materials	33,047,853

239,940	COMMUNICATIONS (13.1%) Alphabet, Inc. (Class C)[1]	27,986,602
133,907	Amazon.com, Inc.[1]	18,070,750
4,493	Booking Holdings, Inc.[1]	8,697,055
	Total Communications	54,754,407

131,390	CONSUMER CYCLICAL (15.1%) Copart, Inc.[1]	16,831,059
29,252	Costco Wholesale Corp.	15,834,108
46,597	Dollar General Corp.	11,576,093
90,814	NIKE, Inc. (Class B)	10,436,345
23,374	Pool Corp.	8,360,880
	Total Consumer Cyclical	63,038,485

94,319	CONSUMER NON-CYCLICAL (20.4%) Abbott Laboratories	10,265,680
210,027	Alcon, Inc. (Switzerland)	16,401,008
46,508	Diageo, Plc. ADR (United Kingdom)	8,901,631
58,505	Nestle S.A. ADR (Switzerland)	7,187,924
28,416	S&P Global, Inc.	10,710,843
24,964	Thermo Fisher Scientific, Inc.	14,938,707
91,533	Zoetis, Inc. (Class A)	16,709,349
	Total Consumer Non-Cyclical	85,115,142

110,847	FINANCIALS (22.0%) Arthur J Gallagher & Co.	19,840,504
54	Berkshire Hathaway, Inc. (Class A)[1]	24,391,800
67,807	Mastercard, Inc. (Class A)	23,989,439
123,257	Progressive Corp.	14,181,950
47,406	Signature Bank	8,797,131
	Total Financials	91,200,824

153,229	INDUSTRIALS (7.0%) AO Smith Corp.	9,694,799
119,707	Graco, Inc.	8,039,522
71,492	Waste Management, Inc.	11,764,723
	Total Industrials	29,499,044

26,107	TECHNOLOGY (13.0%) Adobe, Inc.[1]	10,707,003
35,353	KLA Corp.	13,559,290
67,843	Microsoft Corp.	19,046,244

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Shares		Value
	COMMON STOCK (continued)

	TECHNOLOGY (continued)
136,288	Oracle Corp.	$10,608,658
	Total Technology	53,921,195
	Total Common Stock (Cost $322,696,382)	410,576,950

TOTAL INVESTMENTS (Cost $322,696,382)[2]	98.5%	$410,576,950
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.5%	6,214,841
NET ASSETS	100.00%	$416,791,791

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $322,696,382, the aggregate gross unrealized appreciation is $100,787,628 and the aggregate gross unrealized depreciation is $12,907,060, resulting in net unrealized appreciation of $87,880,568.

Abbreviation:

ADR − American Depositary Receipt.

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Select Series – Large Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2022

Common Stock:
Basic Materials	$33,047,853	$–	$–	$33,047,853
Communications	54,754,407	–	–	54,754,407
Consumer Cyclical	63,038,485	–	–	63,038,485
Consumer Non-Cyclical	85,115,142	–	–	85,115,142
Financials	91,200,824	–	–	91,200,824
Industrials	29,499,044	–	–	29,499,044
Technology	53,921,195	–	–	53,921,195
Investments, at value	$410,576,950	$–	$–	$410,576,950

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.